Employee Benefits (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Employee benefits [Abstract]
Short-term employee benefits accruals	$ 26,050,387	$ 22,517,220
Current net defined benefit liability	182,106	321,008
Current provisions for employee benefits	26,232,493	22,838,228
Long term employee benefits accruals	0	0
Non-current net defined benefit liability	23,517,009	21,832,415
Provisions for employee benefits	$ 23,517,009	$ 21,832,415